United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Cover Page

Report for Quarter Ended: September 30, 2006

Institutional Investment Manager Filing this report:
  White Pine Investment Company
							17199 Laurel Park Drive, N.
							Suite # 209
							Livonia, Michigan  48152

Person Signing this Report on Behalf of Reporting Manager:
Name:		David J.Sculati
Title:		Vice President
Phone:		734-464-2532
Signature,			Place,			Date of Signing:
David J. Sculati		Livonia, Michigan	October 13,2006

Report Type:		{X}   13F Holding Report
			{ }   13F Notice
			{ }   13F Combination Report




United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total		53

Form 13F Information Table Value Total:		$119,767,411.00


                                     	Class	         Current                SH/	PUT/	INVSTMT	OTHER	   VOTING AUTHORITY
Description                          	Title	Symbol   X 1000	    Shares	PRN	CALL	DSCRETN	MANAGERS  SOLE	SHARED	NONE

Berkshire Hathaway Cl B              	COM	BRKB       15638      4927	0	0	SOLE	0	4927	0	0
Marathon Oil Corporation             	COM	MRO         6532     84942	0	0	SOLE	0	84942	0	0
Pfizer Incorporated                  	COM	PFE         4802    169308	0	0	SOLE	0	169308	0	0
Partnerre Ltd                        	COM	PRE         4614     68280	0	0	SOLE	0	68280	0	0
General Motors Corp                  	COM	GM          4511    135616	0	0	SOLE	0	135616	0	0
A T & T Inc. New                     	COM	T           4242    130275	0	0	SOLE	0	130275	0	0
Citigroup                            	COM	C           4153     83608	0	0	SOLE	0	83608	0	0
Southwest Airlines Co                	COM	LUV         3756    225428	0	0	SOLE	0	225428	0	0
U S G Corporation New                	COM	USG         3747     79660	0	0	SOLE	0	79660	0	0
Chicos Fas Inc                       	COM	CHS         3382    157100	0	0	SOLE	0	157100	0	0
Washington Mutual Inc                	COM	WM          3376     77657	0	0	SOLE	0	77657	0	0
Verizon Communications               	COM	VZ          3308     89093	0	0	SOLE	0	89093	0	0
Potash Corp Sask Inc                 	COM	POT         3197     30680	0	0	SOLE	0	30680	0	0
Ford Motor Company                   	COM	F           3011    372220.341	0	0	SOLE	0    372220.341	0	0
Microsoft Corp                       	COM	MSFT        2883    105494	0	0	SOLE	0	105494	0	0
Intl Business Machines Corp.         	COM	IBM         2872     35056	0	0	SOLE	0	35056	0	0
Home Depot Inc                       	COM	HD          2820     77761	0	0	SOLE	0	77761	0	0
Unumprovident Corp                   	COM	UNM         2752    141915	0	0	SOLE	0	141915	0	0
Auto Data Processing                 	COM	ADP         2409     50888	0	0	SOLE	0	50888	0	0
Transocean, Inc.                     	COM	RIG         2390     32635	0	0	SOLE	0	32635	0	0
Morgan Stanley                       	COM	MS          2379     32631	0	0	SOLE	0	32631	0	0
Reynolds & Reynolds Cl A             	COM	REY         2353     59562	0	0	SOLE	0	59562	0	0
Bp P.L.C.                            	COM	BP          2334     35584	0	0	SOLE	0	35584	0	0
J P Morgan Chase & Co.               	COM	JPM         2319     49381	0	0	SOLE	0	49381	0	0
Merck & Co Inc                       	COM	MRK         2238     53407	0	0	SOLE	0	53407	0	0
Hewlett-Packard Company              	COM	HPQ         2087     56873	0	0	SOLE	0	56873	0	0
Electronic Data Sys Corp             	COM	EDS         1877     76541	0	0	SOLE	0	76541	0	0
Amern Pwr Conversion Cp              	COM	APCC        1791     81550	0	0	SOLE	0	81550	0	0
Unisys Corp                          	COM	UIS         1669    294827	0	0	SOLE	0	294827	0	0
Dell, Inc.                           	COM	DELL        1547     67740	0	0	SOLE	0	67740	0	0
Crescent Real Est Eq Co              	COM	CEI         1494     68509	0	0	SOLE	0	68509	0	0
Templeton Dragon Fund                	COM	TDF         1487     67893	0	0	SOLE	0	67893	0	0
Intel Corp                           	COM	INTC        1218     59193	0	0	SOLE	0	59193	0	0
General Electric Company             	COM	GE          1210     34272	0	0	SOLE	0	34272	0	0
Handleman Company                    	COM	HDL         1085    143000	0	0	SOLE	0	143000	0	0
Johnson & Johnson                    	COM	JNJ          861     13252	0	0	SOLE	0	13252	0	0
Comerica Incorporated                	COM	CMA          768     13494	0	0	SOLE	0	13494	0	0
Exxon Mobil Corporation              	COM	XOM          695     10351	0	0	SOLE	0	10351	0	0
Wyeth                                	COM	WYE          651     12798	0	0	SOLE	0	12798	0	0
Liz Claiborne, Inc.                  	COM	LIZ          630     15950	0	0	SOLE	0	15950	0	0
Quantum Cp Dlt & Storag              	COM	DSS          597    274050	0	0	SOLE	0	274050	0	0
Apache Corp                          	COM	APA          582      9208	0	0	SOLE	0	9208	0	0
Utstarcom Inc                        	COM	UTSI         574     64700	0	0	SOLE	0	64700	0	0
Omnicom Group Inc                    	COM	OMC          534      5700	0	0	SOLE	0	5700	0	0
Altria Group, Inc.                   	COM	MO           488      6375	0	0	SOLE	0	6375	0	0
Anadarko Petroleum Corp              	COM	APC          471     10745	0	0	SOLE	0	10745	0	0
Johnson Controls Inc                 	COM	JCI          447      6225	0	0	SOLE	0	6225	0	0
Wells Fargo & Co New                 	COM	WFC          260      7200	0	0	SOLE	0	7200	0	0
Stryker Corp                         	COM	SYK          213      4300	0	0	SOLE	0	4300	0	0
Daimlerchrysler A G                  	COM	DCX          212      4253	0	0	SOLE	0	4253	0	0
D T E Energy Company                 	COM	DTE          203      4896	0	0	SOLE	0	4896	0	0
1/100 Berkshire Htwy CL A            	COM	84990175      96       100	0	0	SOLE	0	100	0	0
Federal-Mogul Corp                   	COM	FDMLQ          5     12000	0	0	SOLE	0	12000	0	0
Online Pwr Supply Inc                	COM	OPWR           0     10776	0	0	SOLE	0	10776	0	0